Simplify Developed Ex-US PLUS Downside Convexity ETF
Schedule of Investments
March 31, 2022 (Unaudited)
1
Shares Value
Exchange-Traded Funds – 98 .9%
iShares Core MSCI EAFE ETF(a)(b)
(Cost $ 39,929,662 ) .......................................................... 575,237 $ 39,984,724
Number of
Contracts Notional Amount
Purchased Options – 1 .2%
Puts – Exchange-Traded – 1 .2%
iShares MSCI EAFE ETF , April Strike Price $ 65 , Expires 4/14/22 .......... 10,000 $ 65,000,000 60,000
iShares MSCI EAFE ETF , June Strike Price $ 40 , Expires 6/17/22 ......... 1,845 7,380,000 22,140
iShares MSCI EAFE ETF , September Strike Price $ 40 , Expires 9/16/22 .... 2,461 9,844,000 68,908
iShares MSCI EAFE ETF , December Strike Price $ 40 , Expires 12/16/22 .... 3,323 13,292,000 139,566
iShares MSCI EAFE ETF , January Strike Price $ 40 , Expires 1/20/23 ....... 4,179 16,716,000 196,413
487,027
Total Purchased Options (Cost $ 1,512,665 ) ......................................................... 487,027
Total Investments – 100.1%
(Cost $ 41,442,327 ) .......................................................................... $ 40,471,751
Liabilities in Excess of Other Assets – ( 0 .1 ) % ....................................................... (22,026)
Net Assets – 100.0% .......................................................................... $ 40,449,725
Number of
Contracts Notional Amount
Written Option – (0.1)%
Puts – Exchange-Traded – (0.1)%
iShares MSCI EAFE ETF, April Strike Price $60, Expires 4/14/22
(Premiums Received $ 339,733 ) .................................. (9,330) $ (55,980,000) $ (27,990)
(a) A copy of the security's annual report to shareholders may be obtained without charge at www.ishares.com.
(b) Securities with an aggregate market value of $9,731,400 have been pledged as collateral for options as of March 31, 2022.
Summary of Schedule of Investments
Industry
% of Net
Assets
Exchange-Traded Funds ........................................................................... 98 .9%
Purchased Options ............................................................................... 1 .2%
Total Investments ................................................................................ 100 .1%
Liabilities in Excess of Other Assets .................................................................. ( 0 .1 ) %
Net Assets ..................................................................................... 100 .0%